Financial Instruments - Summary of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Financial Assets:
Cash and cash equivalents		₨ 91,880	$ 1,118	₨ 103,836	₨ 169,793
Investments
Financial instruments at FVTPL		45,335		18,039
Financial instruments at FVTOCI		260,842		219,802
Financial instruments at Amortized cost		23,775		22,923
Other financial assets
Trade receivables		127,213		119,984
Unbilled receivables		60,515		60,809
Other financial assets		15,426		48,998
Derivative assets		1,873		3,038
Total		626,859		597,429
Financial Liabilities:
Trade payables and accrued expenses		89,054		94,477
Other financial liabilities	[1]	6,790		36,071
Loans, borrowings and bank overdrafts	[2]	150,093		151,696
Lease liabilities		24,573		24,233
Derivative liabilities		3,004		633
Total		₨ 273,514		₨ 307,110

[1]	(2) Includes future cash outflow towards estimated interest on contingent consideration.
[2]	(1) Includes future cash outflow towards estimated interest on borrowings and lease liabilities.